Cash flow disclosures (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash Flow Statement [Abstract]
Intangible assets acquisition with an increase in Borrowings/Other liabilities		$ (1,591)	$ (3,260)	$ 0
Dividends not paid		(2,007)	0	0
Property, plant and equipment acquisitions with an increase in Other liabilities		(9)	0	0
Borrowings cost capitalization		(9,301)	0	0
Contribution in kind in associates		(17,950)	0	0
Decrease in Intangible with an decrease in Other liabilities (Note 22)		(84,075)	0	0
Assignment of credits		(4,744)	0	0
Payment of Commitments to the grantor with a decrease in Other receivables and credits		64,284	0	0
Contributions in kind	[1]	0	1,556,827	320,798
Dividends distribution	[1]	0	(49,960)	(298,764)
Refund of contributions	[1]	0	0	(497,660)
Loans repayment - assignment of credits	[2]	0	0	(74,477)
Spin-off of assets and liabilities	[3]	0	0	(62,539)
Disposals of subsidiaries/associates	[4]	$ 0	$ 0	$ 322,960

[1]	See note 24.
[2]	This corresponds to a settlement of a loan by assignment of credits to the borrowers.
[3]	This corresponds to assets and liabilities transferred outside the Group through spin-off of equity.
[4]	This includes other receivables from disposals of discontinued operations (see note 28) and other receivables from disposals of associates which was contributed in the year 2016 in the free distributable reserve of the Company (see note 24).